Other Liabilities (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Other Liabilities [Abstract]
Tenants' security deposits	[1]	₪ 60		₪ 61
Leasing liabilities for investment properties		184		185
Deferred purchase price of investment property				5
Other liabilities		15		32
Total other liabilities		₪ 259	$ 75	₪ 283

[1]	Tenants' security deposits are received to secure the fulfillment of the terms of the lease agreements. Deposits are refunded to the tenants at the end of the rental period, primarily linked to the Euro.